UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 4.8%
Pima County IDA, RB, American Charter
Schools Foundation, Series A, 5.63%,
7/01/38	$ 1,700	$ 1,293,700
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	380	383,895
Pima County IDA, Refunding RB, Arizona
Charter Schools Project, Series O,
5.25%, 7/01/31	1,000	756,710
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	665	684,252
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/32	1,850	1,625,613
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	2,590	2,204,297
		6,948,467
California — 10.0%
California HFA, RB, Home Mortgage,
Series G, AMT, 5.50%, 8/01/42	2,620	2,587,250
California HFA, RB, Home Mortgage,
Series K, AMT, 5.50%, 2/01/42	940	943,506
California Health Facilities Financing
Authority, RB, Cedars-Sinai Medical
Center, 5.00%, 8/15/39	645	595,503
California Health Facilities Financing
Authority, Refunding RB, Catholic
Healthcare West, Series A, 6.00%,
7/01/39	680	709,274
California Health Facilities Financing
Authority, Refunding RB, St. Joseph
Health System, Series A, 5.75%,
7/01/39	385	396,550
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	400	406,628
California Statewide Communities
Development Authority, Refunding RB,
Senior Living, Southern California,
6.25%, 11/15/19	1,000	1,060,850

	Par
Municipal Bonds	(000)	Value
California (concluded)
California Statewide Communities
Development Authority, Refunding RB,
Senior Living, Southern California,
6.63%, 11/15/24	$ 540	$ 565,067
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	270	270,648
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	3,225	3,289,661
State of California, GO, 4.50%,
10/01/36	2,000	1,603,160
State of California, GO, Various Purpose,
6.50%, 4/01/33	2,000	2,136,420
		14,564,517
Colorado — 0.6%
North Range Metropolitan District No. 2,
GO, Limited Tax, 5.50%, 12/15/37	1,200	827,376
Connecticut — 0.6%
Connecticut Housing Finance Authority,
RB, Sub-Series C-1, 4.85%, 11/15/34	825	823,994
District of Columbia— 8.9%
District of Columbia, RB, Methodist
Home District of Columbia, Series A,
7.38%, 1/01/30	550	550,220
District of Columbia, RB, Methodist
Home District of Columbia, Series A,
7.50%, 1/01/39	910	903,539
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.25%, 5/15/24	5,395	5,411,455
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.50%, 5/15/33	5,700	5,631,942
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A, 5.00%, 10/01/39	170	171,807

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
EDA	Economic Development Authority	ISD	Independent School District
EDC	Economic Development Corp.	NPFGC	National Public Finance Guarantee Corp.
ERB	Education Revenue Bonds	PSF-GTD	Permanent School Fund Guaranteed
GO	General Obligation Bonds	RB	Revenue Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A, 5.25%, 10/01/44	$ 270	$ 278,030
		12,946,993
Florida — 2.9%
County of Miami-Dade, Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	400	396,060
Sarasota County Health Facilities
Authority, Refunding RB, Village On
The Isle Project, 5.50%, 1/01/32	520	445,083
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	1,415	1,066,047
Tolomato Community Development
District, Special Assessment Bonds,
6.65%, 5/01/40	1,750	1,399,510
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	1,850	936,840
		4,243,540
Georgia — 1.9%
De Kalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	285	286,277
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	1,190	1,231,543
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	1,600	1,289,472
		2,807,292
Guam — 0.7%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	200	203,116
Territory of Guam, GO, Series A, 6.75%,
11/15/29	365	378,012
Territory of Guam, GO, Series A, 7.00%,
11/15/39	375	384,829
		965,957
Illinois — 2.0%
Illinois Finance Authority, RB, Advocate
Health Care, Series C, 5.38%,
4/01/44	1,845	1,873,561
Illinois Finance Authority, RB, Monarch
Landing Inc. Facility, Series A, 7.00%,
12/01/37 (a)(b)(c)	580	185,600
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	550	567,979

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	$ 215	$ 221,570
		2,848,710
Indiana — 3.3%
Delaware County Hospital Authority
Indiana, RB, Cardinal Health System
Obligation Group, 5.25%, 8/01/36	2,000	1,692,600
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	290	293,286
Indiana Finance Authority, Refunding
RB, Duke Energy Indiana Inc.,
Series C, 4.95%, 10/01/40	1,315	1,275,366
Indiana Finance Authority, Refunding
RB, Parkview Health System, Series A,
5.75%, 5/01/31	1,100	1,125,234
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	350	373,114
		4,759,600
Kansas — 0.4%
City of Lenexa Kansas, Refunding RB,
5.50%, 5/15/39	650	520,676
Louisiana — 1.4%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	2,000	2,062,440
Maryland — 1.3%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	150	151,500
Maryland Health & Higher Educational
Facilities Authority, RB, King Farm
Presbyterian Community, Series B,
5.00%, 1/01/17	875	800,432
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.00%, 7/01/34	490	484,532
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.13%, 7/01/39	490	486,663
		1,923,127
Massachusetts — 0.4%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	615	617,269

2 BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets

	Par
Municipal Bonds	(000)	Value
Michigan — 2.3%
City of Detroit Michigan, RB, Senior Lien,
Series B (AGM), 7.50%, 7/01/33	$ 560	$ 664,608
Garden City Hospital Finance Authority
Michigan, Refunding RB, Garden City
Hospital Obligation, Series A, 5.00%,
8/15/38	1,540	1,008,007
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,400	1,623,188
		3,295,803
Montana — 0.4%
Two Rivers Authority, RB, Senior Lien,
7.25%, 11/01/21 (a)(b)(c)	1,500	231,870
Two Rivers Authority, RB, Senior Lien,
7.38%, 11/01/27 (a)(b)(c)	2,600	400,608
		632,478
New Jersey — 1.3%
New Jersey EDA, RB, Cigarette Tax,
5.50%, 6/15/24	1,970	1,933,437
New York — 5.4%
Nassau County Tobacco Settlement
Corp., Refunding RB, Asset-Backed,
Senior Series A-2, 5.25%, 6/01/26 (d)	1,190	1,108,319
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.63%,
8/01/25	4,000	3,905,040
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	740	743,796
New York State Dormitory Authority, RB,
New York University, Series A, 5.25%,
7/01/48	2,000	2,046,360
		7,803,515
North Carolina — 1.2%
City of Charlotte North Carolina, RB,
Series B, 5.00%, 7/01/38	320	341,139
City of Charlotte North Carolina, RB,
Series B, 4.50%, 7/01/39	310	308,986
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/39	220	220,801
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	480	477,677
North Carolina Municipal Power Agency
No. 1 Catawba, Refunding RB,
Series A, 5.00%, 1/01/30	365	372,092
		1,720,695

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 2.4%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	$ 2,080	$ 1,528,779
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, 5.00%,
11/15/40	650	649,955
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Allegheny Delaware Valley Obligation,
Series A (NPFGC), 5.88%, 11/15/21	1,415	1,351,735
		3,530,469
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	1,705	1,819,508
South Carolina — 2.7%
South Carolina Jobs EDA, Refunding RB,
First Mortgage, Lutheran Homes,
5.50%, 5/01/28	600	531,660
South Carolina Jobs EDA, Refunding RB,
First Mortgage, Lutheran Homes,
5.63%, 5/01/42	1,000	815,730
South Carolina Jobs EDA, Refunding RB,
Palmetto Health, 5.50%, 8/01/26	565	560,045
South Carolina Jobs EDA, Refunding RB,
Palmetto Health, 5.75%, 8/01/39	225	217,865
South Carolina Jobs EDA, Refunding RB,
Senior Lien, Burroughs & Chapin,
Series A (Radian), 4.70%, 4/01/35	2,470	1,794,924
		3,920,224
Texas — 5.0%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	1,500	1,035,300
Brazos River Authority, Refunding RB,
TXU Electric Co. Project,
Series C, AMT, 5.75%, 5/01/36	225	211,541
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	510	541,732
HFDC of Central Texas Inc., RB, Village
at Gleannloch Farms, Series A, 5.50%,
2/15/27	1,150	942,183
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	700	756,252
North Texas Tollway Authority, RB, Toll,
Second Tier, Series F, 6.13%,
1/01/31	2,290	2,394,309
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
Note Mobility, 6.88%, 12/31/39	1,315	1,368,876
		7,250,193

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2010 3

Schedule of Investments (continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Utah — 0.7%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	$ 955	$ 953,472
Vermont — 1.9%
Vermont HFA, RB, Series 27, AMT
(AGM), 4.90%, 5/01/38	3,020	2,827,052
Virginia — 2.5%
Fairfax County EDA, Refunding RB,
Goodwin House Inc., 5.13%,
10/01/42	850	765,145
Peninsula Ports Authority, Refunding
RB, Virginia Baptist Homes, Series C,
5.38%, 12/01/26	2,600	1,588,418
Reynolds Crossing Community
Development Authority, Special
Assessment Bonds, Reynolds
Crossing Project, 5.10%, 3/01/21	1,000	932,730
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	330	328,947
		3,615,240
Wisconsin — 3.7%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31	5,335	5,402,008
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB,
Series A, 5.00%, 1/01/42	100	96,746
Total Municipal Bonds – 70.1%		101,660,798
Municipal Bonds Transferred to Tender
Option Bond Trust (e)
California — 14.2%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	1,085	1,150,708
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	835	881,342
Golden State Tobacco Securitization
Corp. California, Custodial Receipts,
Series 1271, 5.00%, 6/01/45	5,000	4,113,200
San Diego Community College District
California, GO, Election 2002, 5.25%,
8/01/33	545	557,279
University of California, Series B
(NPFGC), 4.75%, 5/15/38	15,000	13,962,600
		20,665,129

Municipal Bonds Transferred to Tender	Par
Option Bond Trust (e)	(000)	Value
Colorado — 0.5%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	$ 735	$ 774,741
Illinois — 10.2%
City of Chicago Illinois, Custodial
Receipts, Series 1284, 5.00%,
1/01/33	15,000	14,758,200
Indiana — 9.6%
Carmel Redevelopment Authority, RB,
Performing Arts Center, 4.75%,
2/01/33	7,230	7,230,000
Carmel Redevelopment Authority, RB,
Performing Arts Center, 5.00%,
2/01/33	6,580	6,713,245
		13,943,245
Massachusetts — 8.2%
Massachusetts HFA, Refunding HRB,
Series D, AMT, 5.45%, 6/01/37	11,855	11,913,090
Nebraska — 3.5%
Omaha Public Power District, RB,
System, Sub-Series B (NPFGC),
4.75%, 2/01/36	5,000	5,007,750
New Hampshire — 0.5%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	660	708,820
New York — 14.3%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	500	547,090
New York City Municipal Water Finance
Authority, Refunding RB, Series D,
5.00%, 6/15/39	7,500	7,666,200
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	11,250	12,515,062
		20,728,352
North Carolina — 10.6%
University of North Carolina at Chapel
Hill, Refunding RB, General, Series A,
4.75%, 12/01/34	15,170	15,377,526
Ohio — 3.3%
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	4,630	4,794,782
South Carolina — 2.1%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39	2,980	3,050,775

4 BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets

Municipal Bonds Transferred to Tender	Par
Option Bond Trust (e)	(000)	Value
Texas — 8.0%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38 $	2,130 $	2,181,929
New Caney ISD Texas, GO, School
Building (PSF-GTD), 5.00%, 2/15/35	9,150	9,453,140
		11,635,069
Wisconsin — 1.4%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	1,990	1,989,841
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 86.4%		125,347,320
Total Long-Term Investments
(Cost – $240,654,465) – 156.5%		227,008,118
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.16% (f)(g)	594,234	594,234
Total Short-Term Securities
(Cost – $594,234) – 0.4%		594,234
Total Investments
(Cost – $241,248,699*) – 156.9%		227,602,352
Other Assets Less Liabilities – 1.8%		2,572,797
Liability for Trust Certificates, Including Interest
Expense and Fees Payable –(58.7)		(85,124,675)
Net Assets – 100.0%	$ 145,050,474
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 156,456,896
Gross unrealized appreciation	$ 3,126,611
Gross unrealized depreciation		(17,051,155)
Net unrealized depreciation	$ (13,924,544)
(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax Exempt Fund $	(805,951) $	5,491
(g) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the trust’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 594,234
Level 2 - Long-Term Investments[1]	227,008,118
Level 3	-
Total	$ 227,602,352
[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST JANUARY 31, 2010 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Long-Term Municipal Advantage Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 19, 2010